Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Depreciation Method of Right of Use Assets

Estimated useful lives (years)

Offices	1-10
Vehicles	1-3
Equipment	1-10
Software	1-3